RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Key management compensation
Service or Item	Year ended December 31,
	2021	2020
Directors’ fees	$294	$288
Salaries and bonuses	2,179	1,659
Share-based payments (non-cash)	1,128	990
Total	$3,610	$3,029